STOCK-BASED COMPENSATION - Schedule of Assumptions Used to Calculate Grant Date Fair Value (Details) - $ / shares	3 Months Ended			12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit	$ 0	$ 0	$ 0	$ 0.12
Class D Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit				0.002
Class D Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit				$ 0.13
2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum				0.81%
Risk-free interest rate, maximum				1.26%
Expected volatility, minimum				50.92%
Expected volatility, maximum				53.85%
Expected dividend rate				0.00%
2021 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				0 years
Weighted average contractual life				0 years
2021 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				2 years 6 months
Weighted average contractual life				2 years 6 months
2018 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate				2.90%
Expected volatility				26.00%
Expected dividend rate				0.00%
2018 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				0 years
Weighted average contractual life				0 years
2018 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				2 years 6 months
Weighted average contractual life				2 years 6 months